COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases
The following table, as of December 31, 2012, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2013	$6,649
2014	4,467
2015	2,426
2016	1,068
2017	683
Thereafter	1,056
Total	$16,349

Schedule of Unconditional Purchase Obligations	The following table, as of December 31, 2012, summarizes our unconditional purchase obligations.

(Dollars in thousands)
2013	$80,535
2014	41,145
2015	44,657
2016	38,672
2017	38,937
Thereafter	177,277
Total	$421,223